Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 18 – Related party balances and transactions

Related party balances

The amount due from related parties consists of the following:

Related Party Name (EN)	Relationship	Nature	December 31, 2024	December 31, 2023
Exquisite Elite Limited	Shareholder	Advances to payment of professional fee	$-	$6,228
Mr. Hui Wang	Senior employee	Advances for operational purpose	-	189,222
Mr. Jinlong Yang	Chairman and Chief Executive Officer	Advances for operational purpose	-	233,432
Mingzhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	1,279,069	1,300,712
			$1,279,069	$1,729,594

The amount due to related parties consists of the following:

Related Party Name (EN)	Relationship	Nature	December 31, 2024	December 31, 2023
Exquisite Elite Limited	Shareholder	Advances to payment of professional fee	-	25,160
MingZhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	-	998
Mr. Jingwei Zhang	Chief Financial Officer	Advances for operational purpose	-	75,021
Lihui Wang*	Manager of Feipeng	Advances for operational purpose and borrowing	2,243,305	13,359
Xiangyin Guo	Manager of Zhisheng	Advances for operational purpose	607,580	5,339,035
Mr. Jinlong Yang	CEO	Advances for operational purpose	3,974,318	2,758,395
			$6,825,203	$8,211,968

*	In April 2024, Shanghai Feipeng borrowed, by pledging one of its newly acquired vehicles, a total amount of RMB 1,000,000 (approximately $137,000) from Mr. Lihui Wang. This borrowing is due in five years with an annual interest rate of 8.49%. As of December 31, 2024, the balance of this borrowing was $121,903.

Collateral and Guarantee

The collateral and guarantee made by related parties to the Company as of December 31, 2024 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2024
Guarantee by Mr. Jinlong Yang and Shenzhen Mingzhu Freight Industrial Co., Ltd.	The Industrial Bank Co., Ltd.	From May 10, 2023 to May 10, 2024	$411,000	$328,800
Guarantee by Mr. Lihui Wang and pledged by property owned by Mr. Lihui Wang	Bank of China	From October 24, 2024 to October 24, 2025	1,096,000	1,096,000
Guarantee by Mr. Lihui Wang and pledged by property owned by Mr. Lihui Wang	Bank of China	From January 18, 2024 to January 18, 2025	274,000	274,000
Guarantee by Mr. Lihui Wang	Postal Savings Bank	From June 10, 2024 to June 10, 2025	411,000	411,000
Guarantee by Haoyan Gu, legal representative of Hainan Zhisheng	China Merchants Bank	From June 19, 2024 to June 19, 2025	332,910	166,455
Guarantee by Mr. Zhewen An, legal representative of Shenzhen Mingzhu Freight Industrial Co., Ltd.	WeBank Co., Ltd.	From February 29, 2024 to March 13, 2027	38,577	38,577
Guarantee by Mr. Jinlong Yang and pledged by certain part of accounts receivable	Guilin Bank	From April 30, 2024 to April 29, 2027	397,300	397,012
Guarantee by Mr. Jinlong Yang	WeBank Co., Ltd.	From January 29, 2024 to January 26, 2027	73,067	71,697
Guarantee by Mr. Jinlong Yang	WeBank Co., Ltd.	From January 29, 2024 to January 26, 2027	139,182	139,182
Guarantee by Mr. Jinlong Yang	WeBank Co., Ltd.	From January 29, 2024 to January 26, 2027	96,514	96,514
Guarantee by Mr. Jinlong Yang	Kincheng Bank of Tianjin Co., Ltd.	From July 5, 2022 to July 5, 2024	210,980	69,505
Guarantee by Mr. Lihui Wang and other third parties	Huishang Bank	From July 15, 2022 to July 15, 2025	793,504	210,391
			$4,274,034	$3,299,133

In April 2024, Shanghai Feipeng pledged one of its vehicles for borrowing a total amount of RMB 1,000,000 (approximately $137,000) from Mr. Lihui Wang. As of December 31, 2024, the carrying amount was $121,903.

The collateral and guarantee made by related parties to the Company as of December 31, 2023 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2023
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his family members	Bank of China	From May 25, 2023 to May 25, 2024	$2,996,224	$2,636,677
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his family members	Bank of China	From May 24, 2023 to May 24, 2024	523,776	460,923
Guarantee by Mr. Jinlong Yang, Shenzhen Bangrui Aviation Service Co. Ltd. and Mr. Jinlong Yang’s family members, pledged by a property owned by Shenzhen Bangrui Aviation Service Co. Ltd.	China Everbright Bank	From November 13, 2023 to May 12, 2024	2,112,000	1,135,411
Guarantee by Mr. Jinlong Yang and MingZhu Logistics	Guilin Bank	From April 28, 2023 to April 28, 2024	408,320	408,320
Guarantee by Mr. Jinlong Yang and Shenzhen Mingzhu Freight Industrial Co., Ltd.	The Industrial Bank Co., Ltd.	From May 10, 2023 to May 10, 2024	422,400	337,920
Guarantee by Mr. Lihui Wang	Bank of China	From October 20, 2023 to October 20, 2024	1,126,400	1,126,400
Guarantee by Mr. Lihui Wang	Bank of China	From January 3, 2023 to January 3, 2024	281,600	281,600
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	WeBank Co., Ltd.	From July 13, 2022 to July 13, 2024	420,992	122,719
Guarantee by Mr. Jinlong Yang	WeBank Co., Ltd.	From July 5, 2022 to July 5, 2024	101,376	72,277
Guarantee by Mr. Jinlong Yang	WeBank Co., Ltd.	From September 8, 2022 to September 8, 2024	$140,800	$75,093
			$8,533,888	$6,657,340